Share repurchases	12 Months Ended
Dec. 31, 2012
Share repurchases
Share repurchases

18                                  Share repurchases

On November 4, 2008, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 18, 2009, the board of directors of the Company approved a new share repurchase program that allows the Company to purchase up to US$50,000 of its issued and outstanding ADSs. On November 11, 2011, the board of directors of the Company approved a share repurchase program that allows the Company to purchase up to US$30,000 of its issued and outstanding ADSs.

In 2010, the Company repurchased and cancelled an aggregate of 2.1 million ADSs at an average per share price of US$4.37 for a total cost of US$18,831, including US$178 handling charges. In 2011, the Company repurchased an aggregate of 0.6 million ADSs at an average per share price of US$3.86 for a total cost of US$5,048, including US$52 handling charges, and cancelled these ADSs in 2012. In 2012, the Company repurchased an aggregate of 2.3 million ADSs at an average per share price of US$4.21 (RMB26.23) for a total cost of US$19,291 (RMB121,923), including US$182 (RMB1,134) handling charges. 2.0 million ADSs was cancelled in 2012 and the remaining 0.3 million ADSs was cancelled in 2013.